CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income /(loss)	$ (67,483,880)	$ 83,028,802	$ 105,952,020
Adjustments to reconcile net income/(loss) to net cash (used in)/provided by operating activities:
Depreciation and amortization	17,503,373	17,584,443	15,132,875
Stock-based compensation expenses	4,511,190	5,621,588	3,382,628
Deferred tax benefit	65,623,218	(54,775,461)	(60,602,166)
Amortization of deferred charges	2,828,337	7,725,283	12,182,821
Share of loss/(gain) of equity investees	(17,028,301)	5,416,471	9,374,451
Exchange loss	3,093,907	7,376,009	25,677,654
Changes in unrecognized tax benefit	10,932,057	27,665,850	14,707,858
Loss on extinguishment of debt (Note 12)	1,843,306	8,580,510	21,443,949
Loss/ (gain) on short-term investments	(5,052,944)	(1,451,200)	2,256,890
Gain on disposal of property held for lease	(82,805,785)
Proceeds from disposal of short-term investments	5,825,136	12,897,025	77,788,586
Purchase of short-term investments		(2,955,227)	(26,673,525)
Gain from re-measurement of previously held interest upon acquisition (Note 9)			(4,384,563)
Allowance for doubtful accounts	6,453,654	982,936	3,016,234
Impairment on goodwill	6,400,262
Impairment on interests in equity investee	1,216,730
Others	1,023,693	1,661,626	1,985,331
Changes in operating assets and liabilities:
Accounts receivable	3,807,913	(37,591,293)	36,940,910
Real estate properties development completed and under development	440,486,384	853,522,576	165,168,577
Contract assets	(4,091,608)	(1,684,741)	(6,420,339)
Real estate properties held for lease	(2,576,802)	(151,516,852)	(47,051,796)
Advances to suppliers	1,581,351	1,455,322	(8,205,641)
Other receivables	(88,480,519)	(81,286,710)	(118,383,454)
Deposits for land use rights	(46,870,478)	3,400,084	(452,147,524)
Other deposits and prepayments	59,693,294	(23,464,588)	(13,203,444)
Other current assets	(2,610,160)	(606,623)	4,174,280
Amounts due from related parties	47,907,083	(118,854,682)	(104,487,109)
Amounts due from employees	1,876,639	(318,601)	389,697
Other assets	(1,779,120)	3,414,909	(94,969,524)
Accounts payable	124,021	392,316,329	127,227,761
Customer deposits	(233,463,779)	(747,887,702)	264,194,597
Income tax payable	(38,358,479)	89,454,632	88,808,505
Other payables and accrued liabilities	241,107,544	(18,090,325)	(73,276,156)
Payroll and welfare payable	(7,198,828)	(9,363,632)	7,097,694
Amounts due to related parties	10,728,133
Net cash (used in) /provided by operating activities	336,766,542	272,256,758	(22,901,923)
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	93,001,129	1,111,556	330,773
Purchase of property and equipment	(1,294,014)	(5,510,126)	(9,132,946)
Acquisition of subsidiaries, net of cash acquired (Note 9)	(938,733)	827,011	11,761,992
Acquisition of long-term investment	(219,220,373)	(50,546,390)	(127,031,797)
Return of capital	24,296,031	11,087,850	158,634,902
Net cash provided by/(used in) investing activities	(104,155,960)	(43,030,099)	34,562,924
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	134,790	166,480	1,390,666
Repurchase of shares for Restricted Stock Unit ("RSU") plan		(2,920,216)	(7,768,139)
Purchase of treasury shares (Note 19)	(2,483,896)	(26,080,876)	(19,846,720)
Dividends to shareholders	(14,284,148)	(19,647,356)	(25,739,147)
Amounts due to related parties	(24,477,542)	(25,024,684)	(79,846,860)
Repayments of short-term bank loans and current portion of long-term bank loans	(819,432,106)	(388,922,839)	(201,583,103)
Proceeds from short-term bank loans and current portion of long-term bank loans	105,007,105	84,837,579	310,137,935
Repayment of long-term bank loans	(199,845,816)	(9,156,553)	(65,519,223)
Proceeds from long-term bank loans	433,177,672	255,750,791	337,961,266
Repayment of other short-term debt	(60,033,909)	(1,216,629,289)	(943,033,901)
Proceeds from other short-term debt	18,917,551	125,131,566	407,755,830
Repayment of other long-term debt	(882,010,043)	(233,164,117)	(218,895,920)
Proceeds from other long-term debt	1,047,849,099	1,170,084,599	339,551,378
Payment of financing cost	(6,361,147)	(4,304,339)	(16,574,059)
Payment of principal from finance lease	(8,476,338)	(6,135,547)	(7,521,441)
Repayment of mandatorily redeemable non-controlling interests	(462,754)	(15,394,847)	(2,447,140)
Proceeds from mandatorily redeemable non-controlling interests		1,905,049	8,720,772
(Distributions to)/contributions from non-controlling interests, net	222,712,481	31,031,810	(6,323,476)
Net cash used in financing activities	(190,069,001)	(278,472,789)	(189,581,282)
NET (DECREASE)/INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	42,541,581	(49,246,130)	(177,920,281)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	114,855,646	(34,185,442)	(97,290,417)
Cash, cash equivalents and restricted cash, at beginning of year	1,102,584,907	1,186,016,479	1,461,227,177
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, AT END OF YEAR	1,259,982,134	1,102,584,907	1,186,016,479
SUPPLEMENTARY INFORMATION ON CASH FLOWS
Cash and cash equivalents	926,809,581	662,606,063	674,141,554
Restricted cash	333,172,553	439,978,844	511,874,925
Incomes taxes paid	100,712,739	130,853,782	147,809,372
Interest paid	149,271,138	293,543,976	284,624,926
NON-CASH ACTIVITIES
Purchase consideration payables			75,565,148
Debt extinguishment costs included in other payables and accrued liabilities	$ 3,652,705	5,612,697	$ 13,761,966
Settlement of due from related parties as a result of business combination		48,761,943
Initial recognition of leases		$ 11,278,234